Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Schedule II-Valuation and Qualifying Accounts

Jason Partners Holdings Inc.

Schedule II—Valuation and Qualifying Accounts

(In thousands)

	Balance at beginning of year	Charge to Costs and Expenses	Utilization of Reserve	Other*	Balance at end of year
Year Ended December 31, 2011
Allowance for doubtful accounts	$3,947	$437	$(1,475)	$(106)	$2,803
Deferred tax valuation allowance	$7,939	$(1,668)	$—	$(18)	$6,253

Year Ended December 31, 2012
Allowance for doubtful accounts	$2,803	$155	$(739)	$36	$2,255
Deferred tax valuation allowance	$6,253	$(1,333)	$—	$42	$4,962

Year Ended December 31, 2013
Allowance for doubtful accounts	$2,255	$341	$(304)	$(65)	$2,227
Deferred tax valuation allowance	$4,962	$(504)	$—	$(111)	$4,347

*	The amounts included in the “other” column primarily relate to the impact of foreign currency exchange rates.